RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Financial Instruments Disclosures Narrative (Details) € in Millions, £ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 COP ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 COP ($)
Energy derivative contracts
Disclosure of financial instruments by type of interest rate [line items]
Gains (losses) related to derivative contracts reclassified from OCI to revenues	$ 119,000,000	$ (146,000,000)	$ 25,000,000
Gain (loss) recorded in AOCI expected to be reclassed in the next twelve months in net income	49,000,000	(37,000,000)	(72,000,000)
Reclassification adjustments for amounts recognized in net income	119,000,000	146,000,000	37,000,000
Loss on hedge ineffectiveness	0	18,000,000	7,000,000
Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Gain (loss) recorded in AOCI expected to be reclassed in the next twelve months in net income	53,000,000	50,000,000	(41,000,000)
Reclassification adjustments for amounts recognized in net income	3,000,000	(2,000,000)	18,000,000
Notional amount	$ 1,633,000,000	$ 803,000,000		$ 326	€ 1,204	£ 312	$ 196	$ 349	€ 1,315	£ 296	$ 157
Derivative, average fixed interest rates	(1.00%)	2.90%		(1.00%)	(1.00%)	(1.00%)	(1.00%)	2.90%	2.90%	2.90%	2.90%
Change in value of hedged item used to determine hedge effectiveness	$ 0	$ 5,000,000	(17,000,000)
Interest rate swaps | Designated Hedging Instrument
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	4,389,000,000	3,621,000,000
Interest rate swaps | Not Designated as Hedging Instrument
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	718,000,000	701,000,000
Foreign exchange swaps
Disclosure of financial instruments by type of interest rate [line items]
Gain (loss) recorded in AOCI expected to be reclassed in the next twelve months in net income	0	0	$ 0
Notional amount	43,000,000	104,000,000
Foreign exchange swaps | Designated Hedging Instrument
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	6,690,000,000	3,669,000,000
Foreign exchange swaps | Not Designated as Hedging Instrument
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 565,000,000	$ 1,804,000,000